Remuneration of Auditors - Summary of Detailed Information About Auditors Remuneration (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Audit fees
Total remuneration of PricewaterhouseCoopers Australia	$ 289,202	$ 282,580	$ 297,028
Pricewaterhouse Coopers Australia [member]
Audit fees
Audit or review of the financial report	289,202	282,580	274,078
Other audit and assurance services in relation to regulatory filings overseas			22,950
Total remuneration of PricewaterhouseCoopers Australia	$ 289,202	$ 282,580	$ 297,028